General information	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
General information

Note 1 – General information

Seadrill Limited is incorporated in Bermuda and is a publicly listed company on the New York Stock Exchange and the Oslo Stock Exchange. We provide offshore drilling services to the oil and gas industry. As at June 30, 2018 we owned and operated 35 offshore drilling units, had 8 units under construction and an option to acquire one semi-submersible rig. Our fleet consists of drillships, jack-up rigs and semi-submersible rigs for operations in shallow and deepwater areas, as well as benign and harsh environments. We also provide management services to our related parties Seadrill Partners and SeaMex.

As used herein, and unless otherwise required by the context, the term “Seadrill” refers to Seadrill Limited and the terms “Company”, “we”, “Group”, “our” and words of similar import refer to Seadrill and its consolidated companies. The use herein of such terms as group, organization, we, us, our and its, or references to specific entities, is not intended to be a precise description of corporate relationships.

Basis of presentation

The Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP). The amounts are presented in United States dollar (“U.S. dollar” or “US$”) rounded to the nearest million, unless otherwise stated.

The accompanying Consolidated Financial Statements present the financial position of Seadrill Limited, the consolidated subsidiaries and our interests in associated entities. Investments in companies in which we control, or directly or indirectly hold more than 50% of the voting control are consolidated in the Consolidated Financial Statements, as well as certain variable interest entities of which we are deemed to be the primary beneficiary.

The accompanying unaudited interim financial statements, in the opinion of management, include all material adjustments, consisting only of normal recurring adjustments that are considered necessary for a fair statement of the Company’s financial statements in accordance with generally accepted accounting principles in the United States of America. The accompanying unaudited interim financial statements do not include all of the disclosures required in complete annual financial statements. These financial statements should be read in conjunction with our annual financial statements filed with the SEC on Form 20-F for the year ended December 31, 2017.

Significant accounting policies

The accounting policies adopted in the preparation of the unaudited interim financial statements are consistent with those followed in the preparation of our annual audited consolidated financial statements for the year ended December 31, 2017 except as discussed below or unless otherwise included in these unaudited interim financial statements as separate disclosures.

Bankruptcy accounting

Seadrill Limited and certain of its direct and indirect consolidated subsidiaries (the “Debtors”) filed voluntary petitions on September 12, 2017 (the “Petition Date”) to commence prearranged reorganization proceedings under Chapter 11 of Title 11 of the United States Bankruptcy Code (“Bankruptcy Code”) in the Southern District of Texas (the “Bankruptcy Court”) [case number 17-60079]. The Debtors also commenced a provisional liquidation proceeding in Bermuda on behalf of the Bermudian entities. During the pendency of the Chapter 11 proceedings, the Debtors will operate its business as “debtor-in-possession” under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provision of the Bankruptcy Code. Refer to Note 3 “Chapter 11 Proceedings” for further information.

The consolidated financial statements have been prepared as if we are a going concern and reflect the application of Accounting Standards Codification 852, Reorganizations (“ASC 852”). ASC 852 requires that the financial statements, for periods subsequent to filing bankruptcy petitions, distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain expenses, gains and losses that are realized or incurred in the bankruptcy proceedings are recorded in “Reorganization items” on our Consolidated Statements of Operations. In addition, ASC 852 provides for changes in the accounting and presentation of significant items on the Consolidated Balance Sheets, particularly liabilities. Pre-petition obligations that may be impacted by the Chapter 11 reorganization process have been classified on the Consolidated Balance Sheets within “Liabilities subject to compromise”. These liabilities are reported at the amounts expected to be allowed by the Bankruptcy Court, even if they may be settled for lesser amounts.

Please see Note 28 – Subsequent Events for fresh start reporting considerations upon emergence.

Liquidity and ability to continue as a going concern

The Consolidated Financial Statements are prepared on a going concern basis and contemplate the realization of assets and satisfaction of liabilities in the normal course of business. We have historically relied on our cash generated from operations to meet our short-term liquidity needs. However, as a result of the downturn in the offshore industry, we were required to obtain additional liquidity to fully meet our short-term liquidity requirements. To obtain this additional liquidity and to implement the transactions contemplated as part of the RSA and Investment Agreement, we commenced Chapter 11 proceedings under the Bankruptcy Code on September 12, 2017. In our form 20-F covering our annual report for the fiscal year ended December 31, 2017, issued on April 12, 2018, we reported that these conditions gave rise to a substantial doubt over our ability to continue as a going concern for a period of at least twelve months after the date the financial statements were issued.

On July 2, 2018, we emerged from the Chapter 11 Proceedings. The emergence from the Chapter 11 Proceedings and consummation of the Plan addressed our liquidity concerns as it provided for $1.08 billion of in new capital, equitized approximately $2.4 billion in unsecured bond obligations and approximately $250 million in unsecured interest rate and currency swaps, eliminated near-term amortization obligations and extended maturities on debt. We emerged from Chapter 11 with $2.1 billion of post emergence cash and $7.6 billion of outstanding debt principal. We believe that cash on hand, liquid investments, contract and other revenues will generate sufficient cash flow to fund our anticipated debt service and working capital requirements for the next twelve months. Therefore, there is no longer a substantial doubt over our ability to continue as a going concern for at least the twelve months after the date the financial statements are issued.